Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Comparison
As discussed in the Compensation Discussion and Analysis above, our Compensation Committee has implemented an executive compensation program designed to link a substantial portion of our named executive officers’ realized compensation to the achievement of BeiGene’s financial, operational, and strategic objectives, and to align our executive pay with changes in the value of our shareholders’ investments. Pursuant to SEC rules, the Pay Versus Performance table set forth directly below is required to include “Compensation Actually Paid” to the CEO and the average “Compensation Actually Paid” to the non-CEO NEOs. “Compensation Actually Paid” is an SEC defined term that represents a calculation of compensation that differs significantly from both the compensation paid to the executive during the year, as well as the Summary Compensation Table calculation of compensation, as described in footnote 2 of the below table. For example, the “Compensation Actually Paid” calculation for a given year includes the change in fair value of multiple years of equity grants that are outstanding and unvested during the year, or which vested during the year, whereas the Summary Compensation Table calculation includes only the fair value of equity awards granted during the year. Furthermore, the equity included in the “Compensation Actually Paid to CEO” column includes equity granted to our CEO which was granted in 2015, prior to the Company’s initial public offering. This difference result in a “Compensation Actually Paid” calculation that is significantly impacted by changes in stock price and may be higher or lower than the corresponding Summary Compensation Table calculation. The following table sets forth such compensation information for our named executive officers calculated in accordance with SEC regulations, for fiscal years 2024, 2023, 2022, 2021 and 2020.
	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(3)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)(3)	Value of Initial Fixed US$100 Investment Based On:		Net Income (Loss) ($)	Global Revenue ($)(5)
Year					Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(4)
2024	20,836,439	14,972,388	7,938,281	6,673,955	111	118	(644,786,000)	3,810,241,000
2023	18,925,730	11,431,433	7,108,129	6,652,989	109	119	(881,708,000)	2,458,779,000
2022	18,047,667	11,216,389	6,355,270	3,367,166	133	114	(2,003,815,000)	1,415,921,000
2021	16,748,546	22,876,853	5,143,513	5,761,306	163	126	(1,457,816,000)	1,176,283,000
2020	14,409,330	40,749,054	5,178,425	15,276,116	156	126	(1,624,974,000)	308,874,000

(1)
The dollar amounts reported are the amounts of total compensation reported for our Chief Executive Officer, John V. Oyler, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. John V. Oyler served as Chief Executive Officer for each of the years presented.

(2)
The dollar amounts reported represent the amount of “Compensation Actually Paid”, as computed in accordance with SEC rules. The dollar amounts do not only reflect the actual amounts of compensation paid to our Chief Executive Officer or other named executive officers during the applicable year, but also include (i) the year-end value of equity awards granted during the reported year and (ii) the change in the value of equity awards that were unvested at the end of the prior year, measured through the date the awards vested or were forfeited, or through the end of the reported fiscal year.
(3)
For 2024, reflects compensation information for our named executive officers, other than our Chief Executive Officer, as described in the Compensation Discussion and Analysis portion of this proxy statement. For 2023, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang and Chan Lee. For 2022, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang, and Jane Huang. For 2021, reflects compensation information for Xiaobin Wu, Lai Wang, Julia Wang, Jane Huang and Howard Liang. For 2020, reflects compensation information for Xiaobin Wu, Jane Huang and Howard Liang.

(4)
Reflects cumulative total shareholder return of the Nasdaq Biotechnology Index, as of December 31, 2024, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

(5)
The Company has identified Global Revenue as the company-selected financial measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link “Compensation Actually Paid” to the executive officers in 2024 to the Company’s performance.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:
	2024($)	2023($)	2022($)	2021($)	2020($)
Summary Compensation Table Values	20,836,439	18,925,730	18,047,667	16,748,546	14,409,330
Adjustments
Deduction for grant date fair value amounts reported under “Share Awards” column in the Summary Compensation Table	(11,999,768)	(5,499,851)	(3,999,886)	(3,749,738)	—
Deduction for grant date fair value amounts reported under “Option Awards” column in the Summary Compensation Table	(5,999,924)	(10,999,987)	(11,999,969)	(11,249,988)	(12,999,981)
Year-over-Year change in the fair value of the Share Awards and Option Awards	12,135,641	9,005,541	9,168,577	21,128,033	39,339,705
As of year-end for share awards granted during the year	13,937,478	4,934,109	5,650,918	3,047,963	—
Year-over-year increase (decrease) of unvested share awards granted in prior years	(2,741,728)	(3,016,530)	(5,169,361)	(6,167,656)	(437,376)
Increase (decrease) from prior fiscal year-end for share awards that vested during the year	2,571,754	1,757,090	2,790,149	8,513,109	4,262,798
Decrease in fair value of share awards forfeited during the year	—	—	—	—	—
As of year-end for option awards granted during the year	7,170,732	8,881,173	19,018,564	8,085,256	21,214,314
Year-over-year increase (decrease) of unvested option awards granted in prior years	(9,374,770)	(15,862,437)	(22,568,170)	(22,321,474)	(18,976,117)
Increase (decrease) from prior fiscal year-end for option awards that vested during the year	572,175	12,312,136	9,446,478	29,970,835	33,276,085
Decrease in fair value of option awards forfeited during the year	—	—	—	—	—
“Compensation Actually Paid” as defined by SEC rules	14,972,388	11,431,433	11,216,389	22,876,853	40,749,054
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year as reported in the Summary Compensation Table:
	2024($)	2023($)	2022($)	2021($)	2020($)
Average Summary Compensation Table Values	7,938,281	7,108,129	6,355,270	5,143,513	5,178,425
Adjustments
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Share Awards” column in the Summary Compensation Table	(3,879,868)	(1,961,799)	(1,530,694)	(1,301,952)	(1,066,581)
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Option Awards” column in the Summary Compensation Table	(1,939,970)	(3,923,789)	(3,878,829)	(2,962,605)	(3,199,969)
Year-over-Year change in the average fair value of the Share Awards and Option Awards	4,555,512	5,430,448	2,421,419	4,882,350	14,364,241
As of year-end for share awards granted during the year	3,631,546	1,759,998	2,027,077	773,830	1,579,969
Year-over-year increase (decrease) of unvested share awards granted in prior years	(629,516)	(1,396,018)	(3,171,371)	(1,711,290)	1,084,830
Increase (decrease) from prior fiscal year-end for share awards that vested during the year	1,219,522	2,656,725	1,518,326	3,166,184	1,653,429
Decrease in fair value of share awards forfeited during the year	(1,039,985)	—	(307,302)	(369,601)	—
As of year-end for option awards granted during the year	1,849,707	3,167,990	5,943,252	2,052,737	5,221,946
Year-over-year increase (decrease) of unvested option awards granted in prior years	(2,366,351)	(3,948,214)	(4,561,808)	(4,842,349)	(2,274,007)
Increase (decrease) from prior fiscal year-end for option awards that vested during the year	2,551,974	3,189,968	1,981,811	7,018,416	7,098,075
Decrease in fair value of option awards forfeited during the year	(661,385)	—	(1,008,565)	(1,205,576)	—
Average “Compensation Actually Paid” as defined by SEC rules	6,673,955	6,652,989	3,367,166	5,761,306	15,276,116
Equity Valuations: Stock option grant date fair values are calculated based on the binomial/lattice method option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Company Selected Measure Name	Global Revenue
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for our Chief Executive Officer, John V. Oyler, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. John V. Oyler served as Chief Executive Officer for each of the years presented.
(3)
For 2024, reflects compensation information for our named executive officers, other than our Chief Executive Officer, as described in the Compensation Discussion and Analysis portion of this proxy statement. For 2023, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang and Chan Lee. For 2022, reflects compensation information for Xiaobin Wu, Julia Wang, Lai Wang, and Jane Huang. For 2021, reflects compensation information for Xiaobin Wu, Lai Wang, Julia Wang, Jane Huang and Howard Liang. For 2020, reflects compensation information for Xiaobin Wu, Jane Huang and Howard Liang.

Peer Group Issuers, Footnote
(4)
Reflects cumulative total shareholder return of the Nasdaq Biotechnology Index, as of December 31, 2024, weighted according to the constituent companies’ market capitalization at the beginning of each period for which a return is indicated. The Nasdaq Biotechnology Index is the peer group used by the Company for purposes of Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 20,836,439	$ 18,925,730	$ 18,047,667	$ 16,748,546	$ 14,409,330
PEO Actually Paid Compensation Amount	$ 14,972,388	11,431,433	11,216,389	22,876,853	40,749,054
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table:
	2024($)	2023($)	2022($)	2021($)	2020($)
Summary Compensation Table Values	20,836,439	18,925,730	18,047,667	16,748,546	14,409,330
Adjustments
Deduction for grant date fair value amounts reported under “Share Awards” column in the Summary Compensation Table	(11,999,768)	(5,499,851)	(3,999,886)	(3,749,738)	—
Deduction for grant date fair value amounts reported under “Option Awards” column in the Summary Compensation Table	(5,999,924)	(10,999,987)	(11,999,969)	(11,249,988)	(12,999,981)
Year-over-Year change in the fair value of the Share Awards and Option Awards	12,135,641	9,005,541	9,168,577	21,128,033	39,339,705
As of year-end for share awards granted during the year	13,937,478	4,934,109	5,650,918	3,047,963	—
Year-over-year increase (decrease) of unvested share awards granted in prior years	(2,741,728)	(3,016,530)	(5,169,361)	(6,167,656)	(437,376)
Increase (decrease) from prior fiscal year-end for share awards that vested during the year	2,571,754	1,757,090	2,790,149	8,513,109	4,262,798
Decrease in fair value of share awards forfeited during the year	—	—	—	—	—
As of year-end for option awards granted during the year	7,170,732	8,881,173	19,018,564	8,085,256	21,214,314
Year-over-year increase (decrease) of unvested option awards granted in prior years	(9,374,770)	(15,862,437)	(22,568,170)	(22,321,474)	(18,976,117)
Increase (decrease) from prior fiscal year-end for option awards that vested during the year	572,175	12,312,136	9,446,478	29,970,835	33,276,085
Decrease in fair value of option awards forfeited during the year	—	—	—	—	—
“Compensation Actually Paid” as defined by SEC rules	14,972,388	11,431,433	11,216,389	22,876,853	40,749,054

Non-PEO NEO Average Total Compensation Amount	$ 7,938,281	7,108,129	6,355,270	5,143,513	5,178,425
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,673,955	6,652,989	3,367,166	5,761,306	15,276,116
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO NEOs” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO named executive officers for each applicable year as reported in the Summary Compensation Table:
	2024($)	2023($)	2022($)	2021($)	2020($)
Average Summary Compensation Table Values	7,938,281	7,108,129	6,355,270	5,143,513	5,178,425
Adjustments
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Share Awards” column in the Summary Compensation Table	(3,879,868)	(1,961,799)	(1,530,694)	(1,301,952)	(1,066,581)
Deduction for average grant date fair value of amounts reported to Non-CEO NEOs under “Option Awards” column in the Summary Compensation Table	(1,939,970)	(3,923,789)	(3,878,829)	(2,962,605)	(3,199,969)
Year-over-Year change in the average fair value of the Share Awards and Option Awards	4,555,512	5,430,448	2,421,419	4,882,350	14,364,241
As of year-end for share awards granted during the year	3,631,546	1,759,998	2,027,077	773,830	1,579,969
Year-over-year increase (decrease) of unvested share awards granted in prior years	(629,516)	(1,396,018)	(3,171,371)	(1,711,290)	1,084,830
Increase (decrease) from prior fiscal year-end for share awards that vested during the year	1,219,522	2,656,725	1,518,326	3,166,184	1,653,429
Decrease in fair value of share awards forfeited during the year	(1,039,985)	—	(307,302)	(369,601)	—
As of year-end for option awards granted during the year	1,849,707	3,167,990	5,943,252	2,052,737	5,221,946
Year-over-year increase (decrease) of unvested option awards granted in prior years	(2,366,351)	(3,948,214)	(4,561,808)	(4,842,349)	(2,274,007)
Increase (decrease) from prior fiscal year-end for option awards that vested during the year	2,551,974	3,189,968	1,981,811	7,018,416	7,098,075
Decrease in fair value of option awards forfeited during the year	(661,385)	—	(1,008,565)	(1,205,576)	—
Average “Compensation Actually Paid” as defined by SEC rules	6,673,955	6,652,989	3,367,166	5,761,306	15,276,116

Equity Valuation Assumption Difference, Footnote
Equity Valuations: Stock option grant date fair values are calculated based on the binomial/lattice method option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Pay-Versus-Performance Alignment
The following table identifies three of the financial performance measures used by our Compensation Committee to link the “compensation actually paid” (“CAP”) to our Chief Executive Officer and other named executive officers in 2024, calculated in accordance with SEC regulations, to company performance. The role of each of these performance measures on our named executive officers’ compensation is discussed in the Compensation Discussion and Analysis above.
Financial Performance Measures
Global Revenue	Research & Innovation	Non-GAAP Operating Income (Loss)

Total Shareholder Return Amount	$ 111	109	133	163	156
Peer Group Total Shareholder Return Amount	118	119	114	126	126
Net Income (Loss)	$ (644,786,000)	$ (881,708,000)	$ (2,003,815,000)	$ (1,457,816,000)	$ (1,624,974,000)
Company Selected Measure Amount	3,810,241,000	2,458,779,000	1,415,921,000	1,176,283,000	308,874,000
PEO Name	John V. Oyler
Measure:: 1
Pay vs Performance Disclosure
Name	Global Revenue
Non-GAAP Measure Description
(5)
The Company has identified Global Revenue as the company-selected financial measure for the pay versus performance disclosure, as it represents the most important financial performance measure used to link “Compensation Actually Paid” to the executive officers in 2024 to the Company’s performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Research & Innovation
Measure:: 3
Pay vs Performance Disclosure
Name	Non-GAAPOperating Income (Loss)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 12,135,641	$ 9,005,541	$ 9,168,577	$ 21,128,033	$ 39,339,705
PEO | Equity Share Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,999,768)	(5,499,851)	(3,999,886)	(3,749,738)
PEO | Equity Optiion Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,999,924)	(10,999,987)	(11,999,969)	(11,249,988)	(12,999,981)
PEO | Year-end Fair Value Of Share Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,937,478	4,934,109	5,650,918	3,047,963
PEO | Change In Fair Value Of Outstanding And Unvested Share Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,741,728)	(3,016,530)	(5,169,361)	(6,167,656)	(437,376)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Share Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,571,754	1,757,090	2,790,149	8,513,109	4,262,798
PEO | Decrease In Fair Value Of Share Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Year-end Fair Value Of Option Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,170,732	8,881,173	19,018,564	8,085,256	21,214,314
PEO | Change In Fair Value Of Outstanding And Unvested Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,374,770)	(15,862,437)	(22,568,170)	(22,321,474)	(18,976,117)
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Option Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	572,175	12,312,136	9,446,478	29,970,835	33,276,085
PEO | Decrease In Fair Value Of Option Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,555,512	5,430,448	2,421,419	4,882,350	14,364,241
Non-PEO NEO | Equity Share Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,879,868)	(1,961,799)	(1,530,694)	(1,301,952)	(1,066,581)
Non-PEO NEO | Equity Optiion Awards Value In Summary Compensation Table (Grant Date Value)
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,939,970)	(3,923,789)	(3,878,829)	(2,962,605)	(3,199,969)
Non-PEO NEO | Year-end Fair Value Of Share Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,631,546	1,759,998	2,027,077	773,830	1,579,969
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Share Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(629,516)	(1,396,018)	(3,171,371)	(1,711,290)	1,084,830
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Share Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,219,522	2,656,725	1,518,326	3,166,184	1,653,429
Non-PEO NEO | Decrease In Fair Value Of Share Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,039,985)		(307,302)	(369,601)
Non-PEO NEO | Year-end Fair Value Of Option Awards Granted In The Current Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,849,707	3,167,990	5,943,252	2,052,737	5,221,946
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Option Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,366,351)	(3,948,214)	(4,561,808)	(4,842,349)	(2,274,007)
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Option Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,551,974	3,189,968	1,981,811	7,018,416	7,098,075
Non-PEO NEO | Decrease In Fair Value Of Option Awards Forfeited During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (661,385)		$ (1,008,565)	$ (1,205,576)